[ Janus Henderson Letterhead ]

March 12, 2024

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	JANUS DETROIT STREET TRUST (the “Registrant”)
1933 Act File No. 333-207814
1940 Act File No. 811-23112

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 54 and Amendment No. 55 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Registrant is filing the Amendment pursuant to Rule 485(a)(1) under the 1933 Act. The Amendment relates only to Janus Henderson Sustainable Corporate Bond ETF (the “Fund”)1.

The Amendment includes certain changes to the disclosure for the Fund that may be deemed to be material pursuant to Rule 485(b) under the 1933 Act.

The Registrant respectfully requests selective review of the Amendment. For your convenience, the Registrant has marked the prospectus and statement of additional information comprising the Amendment to show changes made since Post-Effective Amendment No. 53, filed on February 28, 2024.

As indicated on the facing page of the Amendment and in accordance with Rule 485(a)(1) of the 1933 Act, the Amendment is scheduled to become effective on May 13, 2024.

If you have any questions regarding this filing, please call me at (303) 336-7903.

Respectfully,

/s/ Cara Owen

Cara Owen, Esq.

Vice President, Secretary, and Chief Legal Officer of the Registrant

Enclosures (via EDGAR)

cc:	Eric S. Purple, Esq.

[1]	As reflected in the Amendment, the Fund’s name will be changing to Janus Henderson Corporate Bond ETF at the time that the Amendment becomes effective.